INCOME TAX - Income tax provision (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Federal.
Deferred	$ (232)	$ (258,593)
State and Local
Change in valuation allowance	232	258,593
Operating Loss Carryforwards	$ 0	$ 165,916